Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Domestic and foreign components of income
	Year Ended	Year Ended
	December 31, 2022	December 31, 2021
Domestic	$(8,551,252)	$(6,083,667)
Foreign	14,042	(1,027,442)
Loss before provision for income taxes	$(8,537,210)	$(7,111,109)

Reconciliation of income tax expense
	Year Ended	Year Ended
	December 31, 2022	December 31, 2021
Loss before income taxes	$(8,537,210)	$(7,111,109)
Taxes benefits under statutory US tax rates	(1,792,814)	(1,493,333)
Increase (decrease) in taxes resulting from:
Increase in valuation allowance	2,697,747	2,984,299
Foreign tax rate differential	110,120	(73,413)
Permanent differences	(495,637)	(955,027)
State taxes	(423,798)	(462,526)
Provision for income taxes	$95,618	$–

Schedule of deferred taxes
	December 31, 2022	December 31, 2021
Deferred tax assets
Net operating loss carryforwards	$6,132,841	$4,369,537
Stock based compensation	1,664,597	732,868
Intangibles	(83,111)	(88,159)
Depreciation	(1,986)	–
Other	(209)	140
Total deferred tax assets	7,712,132	5,014,385

Valuation allowance	(7,712,132)	(5,014,385)
Net deferred tax assets (liabilities)	$–	$–